Notes Payable (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended
	May 03, 2013	Sep. 30, 2016	Jun. 30, 2016	May 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	May 31, 2014
Gain on settlement							$ 15,000
Manzo Note [Member] | Mr. Rose Manzo [Member] | GlyEco Acquisition Corp. #4 [Member]
Debt principal amount										$ 115,000
Interest rate										12.00%
Manzo Note [Member] | Mr. Rose Manzo [Member] | GlyEco Acquisition Corp. #4 [Member] | Settlement Agreement [Member]
Repayment of debt			$ 100,000
Gain on settlement			$ 15,000
2016 Secured Note [Member]
Debt principal amount		$ 320,000			$ 320,000		$ 320,000
Description of debt collateral		Collateralized by vehicle and equipment.
Interest rate		7.10%			7.10%		7.10%
2016 Secured Note [Member] | Minimum [Member]
Debt instrument term		4 years
Interest rate		5.80%			5.80%		5.80%
2016 Secured Note [Member] | Maximum [Member]
Debt instrument term		5 years
Interest rate		9.00%			9.00%		9.00%
GlyEco Acquisition Corp. #1 [Member] | 2013 Secured Note [Member] | Security State Bank of Marine [Member]
Debt principal amount	$ 20,000			$ 20,000
Description of debt collateral	Collateralized by a vehicle.			Collateralized by a vehicle.
Debt instrument term	3 years			3 years
Note payable due									$ 2,972
Interest rate	6.00%			6.00%
Maturity date	May 02, 2016			May 02, 2016